Loans, Allowance for Loan Losses and Impaired Loans (Details 8) (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) TDR Contract	Sep. 30, 2016 USD ($) TDR Contract	Sep. 30, 2015 USD ($) TDR Contract
Troubled Debt Restructuring
Number of Modifications | TDR	7	7	21
Recorded Investment	$ 3,471	$ 3,733	$ 4,010
Residential Real Estate
Troubled Debt Restructuring
Number of Modifications | TDR	3	4	7
Commercial/Agriculture Real Estate
Troubled Debt Restructuring
Number of Modifications | TDR	0	0	0
Consumer Non-real Estate
Troubled Debt Restructuring
Number of Modifications | TDR	3	3	14
Commercial/Agricultural Non-real Estate
Troubled Debt Restructuring
Number of Modifications | TDR	1	0	0
Originated Loans
Troubled Debt Restructuring
Number of Modifications | Contract	53	53	73
Recorded Investment	$ 3,471	$ 3,733	$ 4,010
Originated Loans | Residential Real Estate
Troubled Debt Restructuring
Number of Modifications | Contract	29	32	34
Recorded Investment	$ 3,110	$ 3,413	$ 3,479
Originated Loans | Commercial/Agriculture Real Estate
Troubled Debt Restructuring
Number of Modifications | Contract	0	0	0
Recorded Investment	$ 0	$ 0	$ 0
Originated Loans | Consumer Non-real Estate
Troubled Debt Restructuring
Number of Modifications | Contract	23	21	39
Recorded Investment	$ 318	$ 320	$ 531
Originated Loans | Commercial/Agricultural Non-real Estate
Troubled Debt Restructuring
Number of Modifications | Contract	1	0	0
Recorded Investment	$ 43	$ 0	$ 0